DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, gain (loss) on derivative, net		$ 178,398	$ 57,883	$ 363,654	$ 614,658	$ 7,406,416